ACCOUNTING POLICIES (Non-Current Assets (Disposal Groups) Classified as Held for Sale) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
Non-current assets or disposal groups classified as held for sale	$ 8.2	$ 7.3